SCHEDULE OF INCOME TAX RECOVERY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Net loss before taxes	$ (56,695,823)	$ (20,267,365)	$ (21,036,690)
Expected current income tax recovery	15,024,000	5,370,852	5,574,723
Change in statutory, foreign tax, foreign exchange rates and other	(1,717,000)
Amounts not deductible for tax purposes	(8,988,000)	(1,113,000)	(1,177,000)
Other deductible items	232,000	191,000	161,000
Adjustment to prior years provision versus statutory tax returns and expiry of non capital losses	6,623,000
Other non deductible items		(69,000)	(66,000)
Change in unrecognized deductible temporary differences	(11,174,000)
Non taxable gain (loss)			(388,000)
Deferred R&D expenses, net		(459,000)	(627,000)
Foreign tax differential		(905,538)	(828,000)
Unrecognized tax losses		(3,015,314)	(2,649,723)
Income tax recovery recognized